Expense Example {- Fidelity Freedom 2065 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom 2065 Fund - Class K	May 29, 2021 USD ($)
Expense Example:
1 year	$ 66
3 years	207
5 years	361
10 years	$ 807